Reconciliation of Earnings Per Share Calculations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Reconciliation of Earnings Per Share Calculations
NOTE 27.
RECONCILIATION OF EARNINGS PER SHARE CALCULATIONS

Year ended December 31, 2021	Net earnings	Weighted average shares outstanding	Per share
Basic	$(18,455)	89,678,845	$(0.21)
Dilutive effect of stock option conversion	—	—	—

Diluted	$(18,455)	89,678,845	$(0.21)

Year ended December 31, 2020	Net earnings	Weighted average shares outstanding	Per share
Basic	$88,257	89,678,845	$0.98
Dilutive effect of stock option conversion	—	—	—

Diluted	$88,257	89,678,845	$0.98

Year ended December 31, 2019	Net earnings	Weighted average shares outstanding	Per share
Basic	$152,128	89,500,829	$1.70
Dilutive effect of stock option conversion	—	208,916	—

Diluted	$152,128	89,709,745	$1.70